PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 43,421	[1]	$ 47,913
Less: Accumulated depreciation	32,274	[1]	35,003
Depreciated cost	11,147	[1]	12,910
Investment grants			274
Depreciation and amortization	1,859	[2]	1,906	[2]	2,618	[2]
MRO Services for Aviation Components [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	265	[2]	197	[2]	721	[2]
Impairment charges					1,865
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	5,582	[1]	6,929
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	34,696	[1],[3]	36,849	[3]
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	418	[1]	676
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,559	[1]	2,293
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,166	[1]	$ 1,166

[1]	Excluding held for sale assets at December 31, 2013
[2]	Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.
[3]	The cost is net of investment grants received by Bental in the amount of $274 as of December 31, 2012.